Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Number of Class A Ordinary Shares	Number of Class B Ordinary Shares	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2017			$ 20,010	$ 11,900	$ 1,968,100	$ 6,099,419	$ 18,488	$ 8,117,917
Balance (in Shares) at Dec. 31, 2017	20,010,000	11,900,000
Net loss						(8,412,731)		(8,412,731)
Issuance of common stock for cash			1,306		5,727,505			5,728,811
Issuance of common stock for cash (in Shares)	1,306,055
Foreign currency translation adjustment							284,923	284,923
Balance at Dec. 31, 2018			21,316	11,900	7,695,605	(2,313,312)	303,411	5,718,920
Balance (in Shares) at Dec. 31, 2018	21,316,055	11,900,000
Net loss						(1,562,855)		(1,562,855)
Issuance of common shares for acquisition equities of Anyi			475		7,599,525			7,600,000
Issuance of common shares for acquisition equities of Anyi (in Shares)	475,000
Cancelled shareholders’ common stocks				(4,800)	4,800
Cancelled shareholders’ common stocks (in Shares)		(4,800,000)
Foreign currency translation adjustment							95,060	95,060
Balance at Dec. 31, 2019			21,791	7,100	15,299,930	(3,876,167)	398,471	11,851,125
Balance (in Shares) at Dec. 31, 2019	21,791,055	7,100,000
Net loss						(1,071,648)		(1,071,648)
Issuance of common shares			40		667,861			667,901
Issuance of common shares (in Shares)	40,235
Cancelled shareholders’ common stocks			(475)		(7,599,525)			(7,600,000)
Cancelled shareholders’ common stocks (in Shares)	(475,000)
Foreign currency translation adjustment							(154,767)	(154,767)
Balance at Dec. 31, 2020			$ 21,356	$ 7,100	$ 8,368,266	$ (4,947,815)	$ 243,704	$ 3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000